PSF PGIM High Yield Bond Portfolio Average Annual Total Returns		12 Months Ended	56 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	0.18%	[1],[2]	(0.36%)	2.01%
Bloomberg US Corporate High Yield 1% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.40%	[2]	4.51%	6.46%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.90%			4.85%	6.92%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		8.71%	4.11%
Performance Inception Date	Apr. 26, 2021

[1]	Since Inception returns for the Index is measured from the month-end closest to the Portfolio's inception date.
[2]	Since Inception returns for the Indexes is measured from the month-end closest to the Portfolio's inception date.